Schedule of Fair Value Measured on Recurring Basis Unobservable Input Reconciliation (Details) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2024 USD ($) Integer		Jun. 30, 2023 USD ($)		Mar. 31, 2024 USD ($) Integer		Mar. 31, 2023 USD ($) Integer
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning balance	$ 1,964		$ 2,078		$ 2,078		$ 3,000
Gains (losses) recognized in accumulated other comprehensive income (loss)()	(22)	[1]	105	[1]	(114)	[2]	(922)	[2]
Ending balance	1,942		2,183		1,964		2,078
Fair value	$ 1,942		2,183		$ 1,964		$ 2,078
Minimum [Member] | Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs | Integer	0.2				0.2		0.2
Maximum [Member] | Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs | Integer	18.9				18.9		18.9
Weighted Average [Member] | Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs | Integer	1.80				1.77		1.74
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning balance	$ 1,964		$ 2,078		$ 2,078
Ending balance	1,942				1,964		$ 2,078
Fair value	$ 1,942				$ 1,964		$ 2,078

[1]	Recorded in unrealized gain (loss) on available-for-sale debt securities.
[2]	Recorded in unrealized gain (loss) on available-for-sale debt securities.